Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 06, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We generally grant equity awards to our NEOs on a predetermined schedule. Following fiscal year-end, the Compensation Committee reviews the performance of the Company and NEOs and approves annual equity awards based on that review. The Compensation Committee may approve off-cycle grants in special cases, such as when an officer is hired. The Committee does not consider material nonpublic information when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Pursuant to Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding awards granted to named executive officers of the Company on March 6, 2025, which was two business days before the filing of a Current Report on Form 8-K:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)

Joseph Papa	3/6/2025	282,500	5.80	1,191,500	(4.34)
Richard Lindahl	3/6/2025	178,546	5.80	753,053	(4.34)
Coleen Glessner	3/6/2025	62,500	5.80	263,606	(4.34)
Simon Lowry	3/6/2025	62,500	5.80	263,606	(4.34)
Paul Williams	3/6/2025	62,500	5.80	263,606	(4.34)

Award Timing Method	We generally grant equity awards to our NEOs on a predetermined schedule. Following fiscal year-end, the Compensation Committee reviews the performance of the Company and NEOs and approves annual equity awards based on that review. The Compensation Committee may approve off-cycle grants in special cases, such as when an officer is hired.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee may approve off-cycle grants in special cases, such as when an officer is hired. The Committee does not consider material nonpublic information when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)

Joseph Papa	3/6/2025	282,500	5.80	1,191,500	(4.34)
Richard Lindahl	3/6/2025	178,546	5.80	753,053	(4.34)
Coleen Glessner	3/6/2025	62,500	5.80	263,606	(4.34)
Simon Lowry	3/6/2025	62,500	5.80	263,606	(4.34)
Paul Williams	3/6/2025	62,500	5.80	263,606	(4.34)

Papa [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph Papa
Underlying Securities		282,500
Exercise Price | $ / shares		$ 5.80
Fair Value as of Grant Date		$ 1,191,500
Underlying Security Market Price Change		(0.0434)
Lindahl [Member]
Awards Close in Time to MNPI Disclosures
Name		Richard Lindahl
Underlying Securities		178,546
Exercise Price | $ / shares		$ 5.80
Fair Value as of Grant Date		$ 753,053
Underlying Security Market Price Change		(0.0434)
Glessner [Member]
Awards Close in Time to MNPI Disclosures
Name		Coleen Glessner
Underlying Securities		62,500
Exercise Price | $ / shares		$ 5.80
Fair Value as of Grant Date		$ 263,606
Underlying Security Market Price Change		(0.0434)
Lowry [Member]
Awards Close in Time to MNPI Disclosures
Name		Simon Lowry
Underlying Securities		62,500
Exercise Price | $ / shares		$ 5.80
Fair Value as of Grant Date		$ 263,606
Underlying Security Market Price Change		(0.0434)
Williams [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Williams
Underlying Securities		62,500
Exercise Price | $ / shares		$ 5.80
Fair Value as of Grant Date		$ 263,606
Underlying Security Market Price Change		(0.0434)